EMPLOYEE BENEFIT PLANS - Benefit Payments Expected to be Paid to Plan Participants (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
United States | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2018	$ 3,250
2019	3,301
2020	3,325
2021	3,160
2022	3,125
2023 through 2027	14,276
United States | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
2018	1,046
2019	1,024
2020	986
2021	950
2022	908
2023 through 2027	3,956
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2018	12,401
2019	12,403
2020	13,156
2021	13,799
2022	14,538
2023 through 2027	77,817
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
2018	208
2019	220
2020	225
2021	245
2022	251
2023 through 2027	$ 1,352